Components of Other Comprehensive Loss - Summary of Changes in Other Comprehensive Loss (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	₱ 116,666	₱ 111,183	₱ 108,537
Other comprehensive income (loss)	(6,182)	(1,407)	2,186
Ending balance	116,290	116,666	111,183
Foreign currency translation differences of subsidiaries [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	695	583	608
Other comprehensive income (loss)	27	112	(25)
Ending balance	722	695	583
Foreign currency translation differences of subsidiaries [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		583
Ending balance			583
Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(9)	4,300	936
Other comprehensive income (loss)			3,364
Ending balance	(9)	(9)	4,300
Fair value changes of financial instrument at FVOCI [Member] | Adoption of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(4,309)
Ending balance			(4,309)
Fair value changes of financial instrument at FVOCI [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(9)
Ending balance			(9)
Net transactions on cash flow hedges - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(640)	(369)	7
Other comprehensive income (loss)	(256)	(271)	(376)
Ending balance	(896)	(640)	(369)
Net transactions on cash flow hedges - net of tax [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(369)
Ending balance			(369)
Revaluation increment on investment properties - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	618	620	619
Other comprehensive income (loss)	(2)	(2)	1
Ending balance	616	618	620
Revaluation increment on investment properties - net of tax [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		620
Ending balance			620
Actuarial losses on defined benefit plans - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(25,689)	(24,467)	(23,376)
Other comprehensive income (loss)	(6,074)	(1,222)	(1,091)
Ending balance	(31,763)	(25,689)	(24,467)
Actuarial losses on defined benefit plans - net of tax [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(24,467)
Ending balance			(24,467)
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		182	312
Other comprehensive income (loss)			306
Recycled to retained earnings			(436)
Ending balance			182
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method [Member] | Adoption of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(182)
Ending balance			(182)
Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(165)
Other comprehensive income (loss)	127	(29)
Ending balance	(38)	(165)
Fair value changes of financial instrument at FVOCI [Member] | Adoption of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(136)
Ending balance			(136)
Fair value changes of financial instrument at FVOCI [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(136)
Ending balance			(136)
Total other comprehensive loss attributable to equity holders of PLDT [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(25,190)	(19,151)	(20,894)
Other comprehensive income (loss)	(6,178)	(1,412)	2,179
Recycled to retained earnings			(436)
Ending balance	(31,368)	(25,190)	(19,151)
Total other comprehensive loss attributable to equity holders of PLDT [Member] | Adoption of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(4,627)
Ending balance			(4,627)
Total other comprehensive loss attributable to equity holders of PLDT [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(23,778)
Ending balance			(23,778)
Share of noncontrolling interests [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	19	14	7
Other comprehensive income (loss)	(4)	5	7
Ending balance	15	19	14
Share of noncontrolling interests [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		14
Ending balance			14
Aoci Including Portion Attributable To Noncontrolling Interest [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(25,171)	(19,137)	(20,887)
Other comprehensive income (loss)	(6,182)	(1,407)	2,186
Recycled to retained earnings			(436)
Ending balance	₱ (31,353)	(25,171)	(19,137)
Aoci Including Portion Attributable To Noncontrolling Interest [Member] | Adoption of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(4,627)
Ending balance			(4,627)
Aoci Including Portion Attributable To Noncontrolling Interest [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		₱ (23,764)
Ending balance			₱ (23,764)